UBS PACE® SELECT ADVISORS TRUST

UBS PACE® Money Market Investments
UBS PACE® Government Securities Fixed Income Investments
UBS PACE® Intermediate Fixed Income Investments
UBS PACE® Strategic Fixed Income Investments
UBS PACE® Municipal Fixed Income Investments
UBS PACE® Global Fixed Income Investments
UBS PACE® High Yield Investments
UBS PACE® Large Co Value Equity Investments
UBS PACE®Large Co Growth Equity Investments
UBS PACE® Small/Medium Co Value Equity Investments
UBS PACE® Small/Medium Co Growth Equity Investments
UBS PACE® International Equity Investments
UBS PACE® International Emerging Markets Equity Investments
UBS PACE® Global Real Estate Securities Investments
UBS PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class P shares (the “Class P Prospectus”), Class A, Class B, Class C, and Class Y shares (the “Multi-Class Prospectus”) and the prospectus relating to Class P shares of UBS PACE® Money Market Investments (the “Money Market Prospectus”), (collectively, the “Prospectuses”), each dated November 28, 2009.

June 14, 2010

Dear Investor,

The purpose of this supplement is to provide you with updated information regarding each of the above named funds (collectively, the “funds”). Effective June 14, 2010, the maximum annual fee payable under the PACE Select Advisors Program and the PACE Multi Advisor Program will increase from 1.50% to 2.00%. You may purchase Class P shares of all of the funds through the PACE Select Advisors Program and Class P shares of UBS PACE® Money Market Investments through the PACE Multi Advisor Program. The Prospectuses are hereby supplemented accordingly as shown below.

ZS - 421

I. Revisions to Class P Prospectus

UBS PACE® Money Market Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 5 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)	0.16%	0.94%	1.13%
90-Day US T-Bill Index(1)	1.80%	3.10%	3.30%

(1)	90-Day US T-Bills are promissory notes issued by the US Treasury and sold through competitive bidding, with a short-term maturity date, in this case, of three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 6 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 7 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$263	$861	$1,486	$3,167

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Government Securities Fixed Income Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 12 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	1.40%	2.13%	3.18%
Return after taxes on distributions	(0.34)%	0.59%	1.36%
Return after taxes on distributions and sale of fund shares	0.90%	0.92%	1.60%
Barclays Capital US Mortgage-Backed Securities Index(1)	8.34%	5.54%	6.04%

(1)	The Barclays Capital US Mortgage-Backed Securities Index covers fixed rate securitized issues backed by the mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. Graduated Payment Mortgages and Graduated Equity Mortgages are excluded. The average-weighted life is approximately eight years. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 13 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 14 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$280	$877	$1,501	$3,179

*	The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Intermediate Fixed Income Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 19 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(3.25)%	0.76%	1.35%
Return after taxes on distributions	(4.73)%	(0.57)%	(0.32)%
Return after taxes on distributions and sale of fund shares	(2.09)%	(0.11)%	0.15%
Barclays Capital US Intermediate Government/Credit Index(1)	5.08%	4.21%	5.43%

(1)	The Barclays Capital US Intermediate Government/Credit Index is a subset of the Barclays Capital US Government/Credit Index covering all investment grade issues with maturities from one up to (but not including) 10 years. The average weighted maturity is typically between four and five years. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 20 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 21 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$271	$845	$1,444	$3,066

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Strategic Fixed Income Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 26 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(0.29)%	2.07%	3.22%
Return after taxes on distributions	(4.28)%	0.00%	1.17%
Return after taxes on distributions and sale of fund shares	0.22%	0.65%	1.55%
Barclays Capital US Government/Credit Index(1)	5.70%	4.64%	5.64%

(1)	The Barclays Capital US Government/Credit Index is composed of all investment-grade bonds that have at least one year to maturity. The Index’s total return comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 27 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 28 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$284	$881	$1,504	$3,182

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Municipal Fixed Income Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 33 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(2.13)%	(0.06)%	1.12%
Return after taxes on distributions	(2.14)%	(0.06)%	1.11%
Return after taxes on distributions and sale of fund shares	(0.13)%	0.46%	1.51%
Barclays Capital US Municipal 3-15 Year Blend Index(1)	2.27%	3.38%	4.60%

(1)	The Barclays Capital US Municipal 3-15 Year Blend Index is a total return performance benchmark for the tax-exempt bond market. The Index includes municipal bonds with an effective maturity between 2 and 17 years that have at least one year to maturity and are investment grade. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 34 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 35 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$271	$845	$1,444	$3,066

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Global Fixed Income Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 40 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(0.74)%	2.00%	1.81%
Return after taxes on distributions	(2.14)%	0.06%	0.10%
Return after taxes on distributions and sale of fund shares	(0.48)%	0.59%	0.55%
Barclays Capital Global Aggregate ex US Index(1)	4.39%	5.21%	4.73%

(1)	The Barclays Capital Global Aggregate ex US Index provides a broad-based measure of the global investment-grade fixed income markets excluding the US market. The two major components of this Index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 41 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 42 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$303	$962	$1,644	$3,464

*	The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® High Yield Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 46 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class

Class P (4/10/06)
Return before taxes	(20.14)%	(6.58)%
Return after taxes on distributions	(22.56)%	(8.90)%
Return after taxes on distributions and sale of fund shares	(12.85)%	(6.64)%
The BofA Merrill Lynch Global High Yield Index (hedged in USD)(1)	(27.01)%	(7.50)%

(1)	The BofA Merrill Lynch Global High Yield Index (hedged in USD) covers US dollar, Canadian dollar, sterling and euro-denominated fixed rate debt of corporate issuers domiciled in an investment grade rated country (i.e., BBB or higher foreign currency long-term debt rating). Individual bonds must be rated below investment grade (i.e., BB or lower based on a composite of Moody’s and S&P) but not in default; and must have at least one year remaining term to maturity; a minimum face value outstanding of $100 million, C$50 million, 50 million pounds sterling or 50 million euros; and have available price quotations. New issues qualify for inclusion after they settle. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 47 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 48 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$313	$1,005	$1,720	$3,615

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Large Co Value Equity Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 52 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(41.05)%	(3.25)%	(2.65)%
Return after taxes on distributions	(41.28)%	(4.37)%	(3.55)%
Return after taxes on distributions and sale of fund shares	(26.38)%	(2.51)%	(2.21)%
Russell 1000 Value Index(1)	(36.85)%	(0.79)%	1.36%

(1)	The Russell 1000 Value Index measures the performance of the large-cap value segment of the US equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 53 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 54 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year	3 years	5 years	10 years

$302	$924	$1,572	$3,308

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Large Co Growth Equity Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 60 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(40.80)%	(5.10)%	(6.85)%
Return after taxes on distributions	(40.86)%	(5.20)%	(7.21)%
Return after taxes on distributions and sale of fund shares	(26.43)%	(4.22)%	(5.37)%
Russell 1000 Growth Index(1)	(38.44)%	(3.42)%	(4.27)%

(1)	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 61 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 62 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$300	$927	$1,578	$3,324

*	The costs under the 1 year estimate reflect a fee waiver agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement is in effect only for the first year. As long as a fee waiver agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Small/Medium Co Value Equity Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 67 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(36.54)%	(5.05)%	0.71%
Return after taxes on distributions	(36.64)%	(6.47)%	(0.46)%
Return after taxes on distributions and sale of fund shares	(23.62)%	(3.87)%	0.59%
Russell 2500 Value Index(1)	(31.99)%	(0.15)%	5.72%

(1)	The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the US equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 68 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 69 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$319	$1,007	$1,717	$3,602

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Small/Medium Co Growth Equity Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 73 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(44.85)%	(5.93)%	0.33%
Return after taxes on distributions	(44.85)%	(7.06)%	(1.31)%
Return after taxes on distributions and sale of fund shares	(29.15)%	(4.74)%	0.31%
Russell 2500 Growth Index(1)	(41.50)%	(2.24)%	0.75%

(1)	The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 74 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 75 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$316	$1,002	$1,711	$3,592

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® International Equity Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 80 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(44.96)%	(0.40)%	(1.81)%
Return after taxes on distributions	(45.36)%	(1.30)%	(2.58)%
Return after taxes on distributions and sale of fund shares	(28.66)%	(0.07)%	(1.37)%
MSCI EAFE Index (net)(1)	(43.38)%	1.66%	0.80%

(1)	The MSCI EAFE Index (net) is an index of stocks from 21 countries designed to measure the investment returns of developed economies outside of North America. Dividends are reinvested after the deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The Index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 81 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 82 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year	3 years	5 years	10 years

$325	$992	$1,683	$3,522

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® International Emerging Markets Equity Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 87 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)
Return before taxes	(52.87)%	3.51%	3.09%
Return after taxes on distributions	(54.93)%	1.42%	2.04%
Return after taxes on distributions and sale of fund shares	(31.28)%	3.45%	2.90%
MSCI Emerging Markets Index(1)	(53.18)%	8.02%	9.31%

(1)	The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin. The Index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 88 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 89 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year	3 years	5 years	10 years

$399	$1,210	$2,037	$4,181

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Global Real Estate Securities Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 95 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class

Class P (1/22/07)
Return before taxes	(50.44)%	(34.34)%
Return after taxes on distributions	(50.76)%	(34.96)%
Return after taxes on distributions and sale of fund shares	(32.78)%	(28.42)%
FTSE EPRA/NAREIT Developed Index(1)	(47.72)%	(32.02)%
FTSE NAREIT Equity REIT Index(2)	(37.73)%	(29.66)%

(1)	The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and real estate investment trusts (“REITs”) worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and exchange traded funds. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.
(2)	The FTSE NAREIT Equity REIT Index is an unmanaged market weighted index of publicly traded US equity REITs. Equity REITs include those firms that own, manage and lease investment grade commercial real estate. A company is classified as an Equity REIT if 75% or more of its gross invested book assets is invested in real property. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 96 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 97 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$323	$1,179	$2,049	$4,289

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

UBS PACE® Alternative Strategies Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 105 of the Class P Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class

Class P (4/10/06)
Return before taxes	(25.57)%	(7.14)%
Return after taxes on distributions	(25.73)%	(7.51)%
Return after taxes on distributions and sale of fund shares	(16.40)%	(6.12)%
MSCI World Free Index (net)(1)	(40.71)%	(12.21)%
Barclays Capital Global Aggregate Index(2)	4.79%	7.14%
US Consumer Price Index (CPI)(3)	0.09%	1.60%

(1)	The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007, the index consisted of 23 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses. Life of class performance for the MSCI World Free Index (net) is as of the month-end after the inception date of Class P.
(2)	The Barclays Capital Global Aggregate Index is a broad-based, market capitalization-weighted index which measures the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. Life of class performance for the Barclays Capital Global Aggregate Index is as of the month-end after the inception date of Class P.
(3)	The US Consumer Price Index (CPI) produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services. The Index is calculated by the Bureau of Labor Statistics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. Life of class performance for the US Consumer Price Index (CPI) is as of the month-end after the inception date of Class P.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 106 of the Class P Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE Select Advisors Program” line item in its entirety with the following:

Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 107 of the Class P Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$397	$1,206	$2,031	$4,172

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

*                         *                        *

All Funds in the Class P Prospectus

The section captioned “Managing your fund account” and sub-headed “PACE Program Fee” beginning on page 117 of the Class P Prospectus is revised by replacing the first sentence of the first full paragraph of that section in its entirety with the following:

For the services provided to you under the PACE Select Advisors Program, you will pay UBS Financial Services Inc. a quarterly Program Fee at an annual rate of up to 2.00% of the value of the shares of the funds held in your account under the PACE Select Advisors Program.

II. Revisions to Money Market Prospectus

UBS PACE® Money Market Investments

In the section captioned “Performance,” the table sub-headed “Average annual total returns” on page 5 of the Money Market Prospectus is replaced in its entirety, in order to reflect the new maximum program fee, with the following:

Average annual total returns (for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years

Class P (8/24/95)	0.16%	0.94%	1.13%
90-Day US T-Bill Index(1)	1.80%	3.10%	3.30%

(1)	90-Day US T-Bills are promissory notes issued by the US Treasury and sold through competitive bidding, with a short-term maturity date, in this case, of three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank. Investors should note that indices do not reflect the deduction of fees and expenses.

No other information in the section captioned “Performance” is being revised pursuant to this supplement.

In the section captioned “Expenses and fee tables,” the table sub-headed “Shareholder transaction expenses” on page 6 of the Money Market Prospectus is revised to reflect the new maximum program fee by replacing the “Maximum annual account fee for PACE SM Multi Advisor Program” line item in its entirety with the following:

Maximum annual account fee for PACESM Multi Advisor Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

In the section captioned “Expenses and fee tables,” the section sub-headed “Example” on page 7 of the Money Market Prospectus is revised by replacing that section’s table in its entirety, in order to reflect the new maximum program fee, with the following:

1 year*	3 years	5 years	10 years

$263	$861	$1,486	$3,167

*	The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund’s ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

No other information in the section captioned “Expenses and fee tables” is being revised pursuant to this supplement.

The section captioned “Managing your fund account” and sub-headed “The PACESM Multi Advisor Program Fee” beginning on page 10 of the Money Market Prospectus is revised to reflect the new higher maximum program fee by replacing the first sentence of the first full paragraph of that section with the following:

For the services provided to you under the PACESM Multi Advisor Program, you will pay UBS Financial Services Inc. a quarterly Program Fee at an annual rate of up to 2.00% of the value of the shares of the funds held in your account under the Program.

III. Revisions to Multi-Class Prospectus

All Funds in the Multi-Class Prospectus

For each fund in the Multi-Class Prospectus, the section captioned “Performance” and sub-headed “Risk/return bar chart and table” in the Multi-Class Prospectus is revised to reflect the new maximum program fee by replacing the second sentence of the first full paragraph of that section with the following:

The fund’s Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 2.00%.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.